Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (24,922,052)	$ (10,503,611)	$ (27,545,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	797,801	304,669	623,884
Amortization	7,847,434	4,614,131	6,943,300
Share-based compensation	531,157		258,256
Deferred income taxes			(4,137,900)
Amortization of debt discounts and debt issuance costs	4,287,794		8,458,341
Amortization of financing lease right-of-use asset	8,400		135,542
Operating lease expense	444,436	76,557
Bad debt expense	647,643
Gain on the sale of assets	(663)		(98,410)
Loss on conversion of debt			2,640,000
Loss on extinguishment of debt	21,882		434,774
Other, net	292,823	360,255	525,307
Changes in assets and liabilities:
Accounts receivable	627,609	(654,169)	(26,992)
Receivables - related party			(4,876,258)
Inventory	(322,361)	(460,852)	(1,136,012)
Prepaids	354,768	(1,708,911)	(767,355)
Other current assets	(248,447)	(3,983,220)	(93,289)
Accounts payable	2,719,261	(2,545,190)	(1,141,823)
Accrued liabilities	420,632	1,415,744	2,295,273
Accrued interest	1,079,067	413,097	1,109,252
Deferred revenue	7,643	(109,044)
Operating lease liabilities	(273,903)	(77,565)	(123,534)
(Repayments)/advances from related party	(94,653)	1,086,316	9,826,112
Other current liabilities	1,478,963	114,730	(156,460)
Other non-current assets	(168,100)
Net cash (used in) operating activities	(4,462,866)	(11,657,063)	(6,853,247)
Cash flows from investing activities:
Cash acquired from acquisitions			2,925,273
Acquisition of net assets	(3,146,500)	1,629,519
Purchases of property and equipment	(96,852)		(87,038)
Proceeds from disposal of property and equipment	663
Net cash (used in) provided by investing activities	(3,242,689)	1,629,519	2,838,235
Cash flows from financing activities:
Principal payment on finance lease	(12,634)
Proceeds from issuance of related party note	1,950,000	200,000	485,000
Payment on line of credit	(2,000,000)
Proceeds from sale of common stock	331,842	5,000	5,000
Proceeds from issuance of debt	8,008,026	11,152,733	6,249,170
Proceeds from issuance of warrant	200
Repayment of debt	(902,661)	(646,580)	(1,808,323)
Debt issuance costs			(80,000)
Net cash provided by financing activities	7,374,773	10,711,153	4,850,847
Effect of exchange rates on cash	23,383	(21,699)	(23,383)
Net (decrease)/increase in cash and cash equivalents	(307,399)	661,910	812,452
Cash and cash equivalents, beginning of period	812,452
Cash and cash equivalents, end of period	505,053	661,910	812,452
Supplemental disclosures of cash flow information:
Taxes
Interest	367,321	13,787
Non-cash operating activities:
Issuance of common stock as vendor compensation	268,040	352,000
Issuance of common stock for interest paid-in-kind	261,866
Issuance of common stock as settlement on accounts payable	193,160
Issuance of warrants as vendor compensation	24,782
Settlement of VNC notes receivable and related interest receivable pre-existing relationship	251,247
Non-cash investing and financing activities:
Issuance of common stock for Virtual Network Communications, Inc. acquisition	12,677,267
Issuance of warrants for Virtual Network Communications Inc. acquisition	2,261,275
Issuance of options for Virtual Network Communications Inc. acquisition	1,646,471
Issuance of common stock for extinguishment of debt	2,343,400
Issuance of preferred stock for VEO, Inc. acquisition		13,215,000	13,215,000
Issuance of preferred stock for InduraPower, Inc. acquisition		7,048,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition		2,643,000	2,643,000
Issuance of common stock for DragonWave-X LLC acquisition		42,081,392
Issuance of common stock for DragonWave-X LLC and Lextrum, Inc. acquisitions			58,243,456
Recognition of right-of-use operating lease asset and liability			2,335,224
Issuance of common stock for Lextrum, Inc. acquisition		16,162,064
Issuance of common stock for conversion of debt	285,714		704,000
Issuance of common stock for conversion of related party note	1,900,000
Issuance of common stock as payment-in-kind of default penalty	97,322
Issuance of founder shares at inception		2,789	2,789
Issuance of common stock as debt issuance costs	1,397,000	2,195,000	7,805,612
Issuance of warrants as debt issuance costs	103,755
Issuance of warrants in exchange for note receivable	2,835
Issuance of warrants in conjunction with debt agreements	193,771	2,927,232	3,138,667
Beneficial conversion feature	635,999	855,550	855,549
Recognition of operating right-of-use asset and liability		517,208
Recognition of operating right-of-use asset and liability rent abatement	151,565
Debt incurred to sellers for Fast Plastics Parts LLC and Spring Creek Manufacturing, Inc. acquisition	575,574
Contribution from Chief Executive Officer of common stock as debt issuance costs	$ 478,726
Common stock issued for cashless exercise of warrants			33,725
Common stock issued for conversion of senior convertible debentures			3,725,498
Warrants issued for services			$ 4,074,330